Investments in associates and joint ventures (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	$ 1,349
Equity results in income statement	167
Dividends received	(15)
Translation adjustment	(186)
Other	5
Investments in associates and joint ventures, ending balance	1,320
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, ending balance	1,910
Fair value remeasurement	1,910
All other segments [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	523
Equity results in income statement	13
Dividends received	(1)
Translation adjustment	(71)
Other	21
Investments in associates and joint ventures, ending balance	$ 485
Baovale Mineracao S A [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.00%
Investments in associates and joint ventures, beginning balance	$ 28
Equity results in income statement	1
Dividends received	(1)
Translation adjustment	(4)
Other	(1)
Investments in associates and joint ventures, ending balance	$ 23
Companhia Coreano Brasileira De Pelotizacao [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.00%
Investments in associates and joint ventures, beginning balance	$ 73
Equity results in income statement	13
Translation adjustment	(10)
Investments in associates and joint ventures, ending balance	$ 76
Companhia Hispano Brasileira De Pelotizacao [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.89%
Investments in associates and joint ventures, beginning balance	$ 49
Equity results in income statement	8
Dividends received	(6)
Translation adjustment	(7)
Investments in associates and joint ventures, ending balance	$ 44
Companhia Italo Brasileira De Pelotizacao [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.90%
Investments in associates and joint ventures, beginning balance	$ 63
Equity results in income statement	8
Translation adjustment	(9)
Other	6
Investments in associates and joint ventures, ending balance	$ 68
Companhia Nipo Brasileira De Pelotizacao [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	51.00%
Investments in associates and joint ventures, beginning balance	$ 150
Equity results in income statement	19
Dividends received	(8)
Translation adjustment	(20)
Investments in associates and joint ventures, ending balance	$ 141
M R S Logisticaa S A [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	49.01%
Investments in associates and joint ventures, beginning balance	$ 640
Equity results in income statement	70
Translation adjustment	(88)
Investments in associates and joint ventures, ending balance	$ 622
V L I S A [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	29.60%
Investments in associates and joint ventures, beginning balance	$ 346
Equity results in income statement	48
Translation adjustment	(48)
Investments in associates and joint ventures, ending balance	$ 346
Samarco Mineracao S A [Member] | Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	50.00%
P T Kolaka Nickel Indonesia [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	33.88%
Investments in associates and joint ventures, ending balance	$ 1,910
Fair value remeasurement	$ 1,910
Alianca Geracao De Energia S A [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	55.00%
Investments in associates and joint ventures, beginning balance	$ 356
Equity results in income statement	17
Translation adjustment	(50)
Other	19
Investments in associates and joint ventures, ending balance	$ 342
Alianca Norte Energia Participacoes S A [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)	51.00%
Investments in associates and joint ventures, beginning balance	$ 106
Equity results in income statement	(5)
Translation adjustment	(13)
Investments in associates and joint ventures, ending balance	88
Other [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	61
Equity results in income statement	1
Dividends received	(1)
Translation adjustment	(8)
Other	2
Investments in associates and joint ventures, ending balance	55
Equity Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	1,872
Equity results in income statement	180
Dividends received	(16)
Translation adjustment	(257)
Other	26
Investments in associates and joint ventures, ending balance	3,715
Fair value remeasurement	1,910
Other Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement	56
Equity Results And Other Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement	$ 236